Note 19 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Bullion revenue receivable	$ 2,695	$ 1,386
VAT receivables	2,743	2,947
Deposits for stores and equipment and other receivables	954	629
	$ 6,392	$ 4,962